Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 28, 2019
Prospectus Date	Aug. 28, 2019
MFS® Lifetime® Income Fund | A
Prospectus:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS® Lifetime® Income Fund | 529A
Prospectus:
Trading Symbol	MLLQX
MFS® Lifetime® Income Fund | 529B
Prospectus:
Trading Symbol	MLLRX
MFS® Lifetime® Income Fund | 529C
Prospectus:
Trading Symbol	MLLSX
MFS® Lifetime® Income Fund | R6
Prospectus:
Trading Symbol	MLLKX
MFS® Lifetime® 2020 Fund | A
Prospectus:
Trading Symbol	MFLAX
MFS® Lifetime® 2020 Fund | B
Prospectus:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | C
Prospectus:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | I
Prospectus:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | R1
Prospectus:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | R2
Prospectus:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R3
Prospectus:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R4
Prospectus:
Trading Symbol	MFLJX
MFS® Lifetime® 2020 Fund | R6
Prospectus:
Trading Symbol	MFLKX
MFS® Lifetime® 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS® Lifetime® 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS® Lifetime® 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS® Lifetime® 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS® Lifetime® 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS® Lifetime® 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS® Lifetime® 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS® Lifetime® 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS® Lifetime® 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX
MFS® Lifetime® 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS® Lifetime® 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS® Lifetime® 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS® Lifetime® 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS® Lifetime® 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS® Lifetime® 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS® Lifetime® 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS® Lifetime® 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS® Lifetime® 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX
MFS® Lifetime® 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS® Lifetime® 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS® Lifetime® 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS® Lifetime® 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS® Lifetime® 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS® Lifetime® 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS® Lifetime® 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS® Lifetime® 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX
MFS® Lifetime® 2035 Fund | R6
Prospectus:
Trading Symbol	LFEKX
MFS® Lifetime® 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX
MFS® Lifetime® 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS® Lifetime® 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS® Lifetime® 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS® Lifetime® 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS® Lifetime® 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS® Lifetime® 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS® Lifetime® 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS® Lifetime® 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX
MFS® Lifetime® 2045 Fund | A
Prospectus:
Trading Symbol	LTMAX
MFS® Lifetime® 2045 Fund | B
Prospectus:
Trading Symbol	LTMBX
MFS® Lifetime® 2045 Fund | C
Prospectus:
Trading Symbol	LTMDX
MFS® Lifetime® 2045 Fund | I
Prospectus:
Trading Symbol	LTMKX
MFS® Lifetime® 2045 Fund | R1
Prospectus:
Trading Symbol	LTMRX
MFS® Lifetime® 2045 Fund | R2
Prospectus:
Trading Symbol	LTMSX
MFS® Lifetime® 2045 Fund | R3
Prospectus:
Trading Symbol	LTMTX
MFS® Lifetime® 2045 Fund | R4
Prospectus:
Trading Symbol	LTMUX
MFS® Lifetime® 2045 Fund | R6
Prospectus:
Trading Symbol	LTMLX
MFS® Lifetime® 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS® Lifetime® 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS® Lifetime® 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS® Lifetime® 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS® Lifetime® 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS® Lifetime® 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS® Lifetime® 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS® Lifetime® 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS® Lifetime® 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX
MFS® Lifetime® 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS® Lifetime® 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS® Lifetime® 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS® Lifetime® 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS® Lifetime® 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS® Lifetime® 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS® Lifetime® 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS® Lifetime® 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX
MFS® Lifetime® 2055 Fund | R6
Prospectus:
Trading Symbol	LFIKX
MFS® Lifetime® 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS® Lifetime® 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS® Lifetime® 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS® Lifetime® 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS® Lifetime® 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS® Lifetime® 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS® Lifetime® 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS® Lifetime® 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS® Lifetime® 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX